NONVESTED SHARES - Share-based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation expenses
Incremental compensation expenses	$ 405	$ 1,865	$ 2,317
Fulfillment
Share-based compensation expenses
Incremental compensation expenses	47	214	211
Selling and marketing
Share-based compensation expenses
Incremental compensation expenses	99	456	458
General and administrative
Share-based compensation expenses
Incremental compensation expenses	$ 259	$ 1,195	$ 1,648